SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION
Summary of fair value of the options granted was estimated on the date of grant that prepared by the management with the assistance of an independent third party appraiser, and was determined using a binomial model

The fair value of the options granted was estimated on the date of grant that prepared by the management with the assistance of an independent third-party appraiser, and was determined using a binomial model with the following assumptions:

	Fair value per
	ordinary share	Exercise	Expected	Contractual	Risk‑free	Expected
	at grant date(1)	price(2)	volatility(3)	life(4)	interest rate(5)	dividend(6)
	US$	US$
Granted in 2014	0.008	0.00001	40%	10 years	3.0-3.1%	0.0
Granted in 2015	0.008-0.016	0.00001	39%	10 years	2.5-3.1%	0.0
Granted in 2016	0.019-0.030	0.00001	39%	10 years	2.3-3%	0.0
Granted in 2017	0.034-0.059	0.00001-0.040	39%	10 years	3.0-3.2%	0.0
Granted in 2018	0.147-0.405	0.0001-0.200	35-38%	10 years	3.1-3.8%	0.0
Granted in 2019	0.274-0.484	0.00001-0.274	37-39%	10 years	3.0-3.4%	0.0
(1)	Fair value of underlying ordinary shares. Prior to the completion of initial public offering, the estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a valuation with the assistance of a third party appraiser. The fair value of the underlying ordinary shares is determined based on the closing market price of the share after the completion of initial public offering in March 2019.
(2)	Exercise price. The exercise price of the options was determined by the Company’s Board of Directors.
(3)	Volatility. The volatility of the underlying ordinary shares was estimated based on the historical share price movement of the comparable companies for the period of time close to the expected time to exercise.
(4)	Contractual life. The contractual life of the share options was the period between the grant date and the expiry date.
(5)	Risk free rate. Risk free rate is estimated based on market yield of U.S. Sovereign Curve with maturity close to the share options as of the valuation date, plus country spread.
(6)	Expected dividend. The Company does not expect to declare any dividends in the foreseeable future.

11. SHARE-BASED COMPENSATION (Continued)

Share options (Continued)

Summary of share option activities

		Weighted	Weighted
	Number of	average	average	Aggregate
	share	exercise	remaining	intrinsic
	options	price	contractual life	value
		US$	Years	US$
Outstanding as of January 1, 2019	136,028,000	0.01666	7.27	74,861,376
Granted	61,267,744	0.06276
Exercised	(82,857,500)	0.00001
Forfeited	(18,505,000)	0.02597
Outstanding as of December 31, 2019	95,933,244	0.05223	8.46	17,694,050
Cancelled to grant RSUs	(7,660,000)	0.27400
Exercised	(16,688,995)	0.00031
Forfeited	(11,840,000)	0.09374
Outstanding as of December 31, 2020	59,744,249	0.03005	7.50	29,829,248

Schedule of service based RSU

		Weighted-Average
	Number of Units	Grant-Date Fair Value
		US$
Unvested as of January 1, 2019	10,800,000	0.33
Granted	20,019,012	0.36
Exercised	(2,412,032)	0.47
Unvested as of December 31, 2019	28,406,980	0.34
Granted	44,179,590	0.23
Cancelled to grant new RSUs	(900,000)	0.26
Exercised	(449,990)	0.23
Forfeited	(1,410,000)	0.20
Unvested as of December 31, 2020	69,826,580	0.28